Note D - Loans and Allowance for Loan Losses - TDR Loan Modifications (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Troubled Debt Restructuring	$ 16,942	$ 16,043
Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	697	717
Residential Portfolio Segment [Member] | Extended Maturity [Member]
Troubled Debt Restructuring	1,466
Residential Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring	410
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	997	284
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	2,521	2,810
Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	554	579
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		232
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	372	384
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	201	1,582
Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		574
Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	570
Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	9,154	8,074
Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		391
Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring		213
Consumer Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring		203
Performing Financial Instruments [Member]
Troubled Debt Restructuring	14,780	13,210
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	697	717
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Extended Maturity [Member]
Troubled Debt Restructuring	1,466
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring	410
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	997	284
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	560	600
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	554	579
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	372	384
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		1,582
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		574
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	570
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	9,154	8,074
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring		213
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring		203
Nonperforming Financial Instruments [Member]
Troubled Debt Restructuring	2,162	2,833
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	1,961	2,210
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		232
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	$ 201
Nonperforming Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		$ 391